Schedule of Investments (unaudited)	iShares® Core S&P Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Axon Enterprise Inc.(a)(b)	2,043,993	$190,438,828
Curtiss-Wright Corp.(b)	1,109,739	146,552,132
Hexcel Corp.(b)	2,426,275	126,918,445
Mercury Systems Inc.(a)(b)	1,664,422	107,072,267
Woodward Inc.(b)	1,750,511	161,904,763
		732,886,435
Air Freight & Logistics — 0.2%
GXO Logistics Inc.(a)(b)	2,930,684	126,810,697

Airlines — 0.1%
JetBlue Airways Corp.(a)(b)	9,260,194	77,507,824

Auto Components — 1.5%
Adient PLC(a)(b)	2,722,747	80,674,993
Dana Inc.	4,123,712	58,020,628
Fox Factory Holding Corp.(a)(b)	1,216,703	97,993,260
Gentex Corp.	6,767,932	189,299,058
Goodyear Tire & Rubber Co. (The)(a)(b)	8,153,873	87,327,980
Lear Corp.(b)	1,725,589	217,234,399
Visteon Corp.(a)(b)	811,477	84,052,788
		814,603,106
Automobiles — 0.5%
Harley-Davidson Inc.(b)	4,254,017	134,682,178
Thor Industries Inc.	1,588,502	118,708,755
		253,390,933
Banks — 7.0%
Associated Banc-Corp.	4,306,974	78,645,345
Bank of Hawaii Corp.	1,163,011	86,528,018
Bank OZK	3,259,001	122,310,308
Cadence Bank	4,482,419	105,247,198
Cathay General Bancorp.	2,162,726	84,670,723
Commerce Bancshares Inc.(b)	3,165,309	207,802,536
Cullen/Frost Bankers Inc.	1,646,735	191,762,291
East West Bancorp. Inc.	4,087,779	264,888,079
First Financial Bankshares Inc.(b)	3,708,007	145,613,435
First Horizon Corp.	15,414,261	336,955,745
FNB Corp.	9,700,147	105,343,596
Fulton Financial Corp.	4,644,261	67,109,571
Glacier Bancorp. Inc.	3,133,407	148,586,160
Hancock Whitney Corp.	2,489,875	110,376,159
Home BancShares Inc./AR	5,435,960	112,904,889
International Bancshares Corp.	1,530,700	61,350,456
Old National Bancorp./IN	8,440,864	124,840,379
PacWest Bancorp.	3,390,212	90,383,052
Pinnacle Financial Partners Inc.	2,204,980	159,442,104
Prosperity Bancshares Inc.	2,652,928	181,115,395
Synovus Financial Corp.	4,195,517	151,248,388
Texas Capital Bancshares Inc.(a)	1,464,210	77,076,014
UMB Financial Corp.(b)	1,239,640	106,733,004
Umpqua Holdings Corp.	6,265,400	105,070,758
United Bankshares Inc./WV	3,916,990	137,368,839
Valley National Bancorp.	12,084,990	125,804,746
Washington Federal Inc.	1,883,136	56,531,743
Webster Financial Corp.	5,141,030	216,694,415
Wintrust Financial Corp.	1,739,603	139,429,180
		3,901,832,526
Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	271,314	82,200,002
Security	Shares	Value

Biotechnology — 1.9%
Arrowhead Pharmaceuticals Inc.(a)(b)	3,052,257	$107,469,969
Exelixis Inc.(a)(b)	9,258,846	192,769,174
Halozyme Therapeutics Inc.(a)(b)	3,982,032	175,209,408
Neurocrine Biosciences Inc.(a)(b)	2,753,230	268,384,860
United Therapeutics Corp.(a)(b)	1,305,280	307,576,179
		1,051,409,590
Building Products — 2.4%
Builders FirstSource Inc.(a)(b)	4,986,342	267,766,565
Carlisle Companies Inc.(b)	1,489,976	355,523,173
Lennox International Inc.	953,617	197,007,736
Owens Corning	2,802,163	208,228,733
Simpson Manufacturing Co. Inc.(b)	1,244,504	125,209,548
Trex Co. Inc.(a)(b)	3,267,588	177,822,139
		1,331,557,894
Capital Markets — 1.9%
Affiliated Managers Group Inc.(b)	1,116,331	130,164,194
Evercore Inc., Class A	1,171,901	109,701,653
Federated Hermes Inc.	2,645,876	84,112,398
Interactive Brokers Group Inc., Class A(b)	2,516,004	138,405,380
Janus Henderson Group PLC	4,820,663	113,333,787
Jefferies Financial Group Inc.	5,530,885	152,763,044
SEI Investments Co.(b)	3,008,072	162,496,049
Stifel Financial Corp.(b)	3,066,799	171,802,080
		1,062,778,585
Chemicals — 2.7%
Ashland Global Holdings Inc.(b)	1,463,921	150,857,059
Avient Corp.(b)	2,639,157	105,777,413
Cabot Corp.(b)	1,624,483	103,625,771
Chemours Co. (The)	4,487,672	143,695,257
Ingevity Corp.(a)(b)	1,118,580	70,627,141
Minerals Technologies Inc.(b)	953,037	58,459,290
NewMarket Corp.	195,368	58,797,953
Olin Corp.	4,006,240	185,408,787
RPM International Inc.	3,731,001	293,704,399
Scotts Miracle-Gro Co. (The)	1,164,801	92,007,631
Sensient Technologies Corp.(b)	1,213,696	97,775,350
Valvoline Inc.(b)	5,143,903	148,298,723
		1,509,034,774
Commercial Services & Supplies — 1.5%
Brink’s Co. (The)(b)	1,357,306	82,402,047
Clean Harbors Inc.(a)(b)	1,441,606	126,385,598
IAA Inc.(a)(b)	3,855,417	126,342,015
MillerKnoll Inc.	2,178,753	57,235,841
MSA Safety Inc.(b)	1,056,010	127,851,131
Stericycle Inc.(a)(b)	2,658,274	116,565,315
Tetra Tech Inc.	1,546,678	211,198,881
		847,980,828
Communications Equipment — 0.9%
Calix Inc.(a)(b)	1,604,047	54,762,164
Ciena Corp.(a)(b)	4,391,234	200,679,394
Lumentum Holdings Inc.(a)(b)	1,991,662	158,177,796
Viasat Inc.(a)(b)	2,137,054	65,457,964
		479,077,318
Construction & Engineering — 1.8%
AECOM(b)	4,071,440	265,539,317
Dycom Industries Inc.(a)(b)	855,261	79,573,483
EMCOR Group Inc.(b)	1,476,199	151,989,449
Fluor Corp.(a)(b)	4,099,333	99,777,765
MasTec Inc.(a)(b)	1,649,506	118,203,600

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
MDU Resources Group Inc.	5,870,054	$158,432,758
Valmont Industries Inc.(b)	612,671	137,624,287
		1,011,140,659
Construction Materials — 0.2%
Eagle Materials Inc.	1,137,895	125,100,176

Consumer Finance — 0.5%
FirstCash Holdings Inc.(b)	1,137,167	79,044,478
Navient Corp.	4,268,817	59,720,750
SLM Corp.	7,770,910	123,868,305
		262,633,533
Containers & Packaging — 0.9%
AptarGroup Inc.(b)	1,887,871	194,847,166
Greif Inc., Class A, NVS	762,736	47,579,472
Silgan Holdings Inc.(b)	2,430,814	100,514,159
Sonoco Products Co.	2,811,153	160,348,167
		503,288,964
Diversified Consumer Services — 1.1%
Graham Holdings Co., Class B	113,099	64,109,037
Grand Canyon Education Inc.(a)(b)	932,637	87,845,079
H&R Block Inc.	4,606,732	162,709,775
Service Corp. International(b)	4,573,535	316,122,739
		630,786,630
Diversified Financial Services — 0.3%
Voya Financial Inc.	2,934,846	174,711,382

Diversified Telecommunication Services — 0.3%
Iridium Communications Inc.(a)(b)	3,694,532	138,766,622

Electric Utilities — 1.5%
ALLETE Inc.	1,645,128	96,700,624
Hawaiian Electric Industries Inc.	3,158,903	129,199,133
IDACORP Inc.	1,455,052	154,119,108
OGE Energy Corp.	5,764,085	222,263,117
PNM Resources Inc.	2,474,633	118,237,965
Portland General Electric Co.	2,570,238	124,219,602
		844,739,549
Electrical Equipment — 1.9%
Acuity Brands Inc.(b)	998,186	153,760,571
EnerSys(b)	1,186,339	69,946,547
Hubbell Inc.	1,545,874	276,062,179
nVent Electric PLC	4,801,791	150,440,112
Regal Rexnord Corp.(b)	1,929,224	219,005,509
Sunrun Inc.(a)(b)	6,065,375	141,687,160
Vicor Corp.(a)(b)	617,420	33,791,397
		1,044,693,475
Electronic Equipment, Instruments & Components — 3.3%
Arrow Electronics Inc.(a)(b)	1,906,178	213,663,492
Avnet Inc.	2,819,690	120,908,307
Belden Inc.(b)	1,277,489	68,051,839
Cognex Corp.(b)	5,015,096	213,241,882
Coherent Inc.(a)(b)	716,240	190,677,413
II-VI Inc.(a)(b)	3,073,055	156,572,152
IPG Photonics Corp.(a)(b)	998,781	94,015,256
Jabil Inc.(b)	4,065,880	208,213,715
Littelfuse Inc.(b)	711,906	180,852,600
National Instruments Corp.	3,782,612	118,130,973
TD SYNNEX Corp.(b)	1,189,785	108,389,413
Vishay Intertechnology Inc.	3,812,919	67,946,217
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vontier Corp.(b)	4,647,379	$106,843,243
		1,847,506,502
Energy Equipment & Services — 0.6%
ChampionX Corp.	5,843,865	116,000,720
NOV Inc.(b)	11,338,709	191,737,569
		307,738,289
Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A(b)	1,248,334	78,008,392

Equity Real Estate Investment Trusts (REITs) — 8.8%
American Campus Communities Inc.	4,017,492	259,007,709
Apartment Income REIT Corp.	4,534,856	188,650,010
Brixmor Property Group Inc.	8,619,215	174,194,335
Corporate Office Properties Trust	3,245,049	84,987,833
Cousins Properties Inc.	4,281,421	125,145,936
Douglas Emmett Inc.	5,074,310	113,563,058
EastGroup Properties Inc.	1,199,615	185,136,583
EPR Properties	2,157,204	101,237,584
First Industrial Realty Trust Inc.(b)	3,810,481	180,921,638
Healthcare Realty Trust Inc.(b)	4,376,453	119,039,522
Highwoods Properties Inc.	3,023,488	103,373,055
Hudson Pacific Properties Inc.	4,174,527	61,949,981
Independence Realty Trust Inc.	6,376,638	132,187,706
JBG SMITH Properties	3,138,213	74,187,355
Kilroy Realty Corp.	3,032,272	158,678,794
Kite Realty Group Trust	6,323,566	109,334,456
Lamar Advertising Co., Class A(b)	2,513,192	221,085,500
Life Storage Inc.	2,430,309	271,368,303
Macerich Co. (The)	6,196,155	53,968,510
Medical Properties Trust Inc.	17,286,310	263,961,954
National Retail Properties Inc.	5,064,909	217,791,087
National Storage Affiliates Trust(b)	2,429,060	121,623,034
Omega Healthcare Investors Inc.	6,789,756	191,403,222
Park Hotels & Resorts Inc.(b)	6,736,453	91,413,667
Pebblebrook Hotel Trust(b)	3,797,213	62,919,819
Physicians Realty Trust	6,503,687	113,489,338
PotlatchDeltic Corp.(b)	2,002,547	88,492,552
PS Business Parks Inc.(b)	582,176	108,954,238
Rayonier Inc.(b)	4,207,826	157,288,536
Rexford Industrial Realty Inc.	4,753,994	273,782,514
Sabra Health Care REIT Inc.	6,666,965	93,137,501
SL Green Realty Corp.	1,847,080	85,242,742
Spirit Realty Capital Inc.	3,877,273	146,483,374
STORE Capital Corp.	7,268,266	189,556,377
		4,923,557,823
Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings Inc.(a)(b)	3,885,414	242,139,000
Casey’s General Stores Inc.(b)	1,071,268	198,163,155
Grocery Outlet Holding Corp.(a)(b)	2,531,443	107,915,415
Performance Food Group Co.(a)(b)	4,474,373	205,731,671
Sprouts Farmers Market Inc.(a)(b)	3,164,335	80,120,962
		834,070,203
Food Products — 1.9%
Darling Ingredients Inc.(a)(b)	4,653,415	278,274,217
Flowers Foods Inc.	5,753,429	151,430,251
Hain Celestial Group Inc. (The)(a)	2,592,065	61,535,623
Ingredion Inc.	1,909,733	168,362,061
Lancaster Colony Corp.(b)	570,428	73,459,718
Pilgrim’s Pride Corp.(a)(b)	1,387,462	43,330,438

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Post Holdings Inc.(a)(b)	1,613,181	$132,845,456
Sanderson Farms Inc.(b)	611,639	131,826,554
		1,041,064,318
Gas Utilities — 1.7%
National Fuel Gas Co.	2,631,476	173,808,990
New Jersey Resources Corp.	2,775,609	123,597,869
ONE Gas Inc.	1,561,411	126,770,959
Southwest Gas Holdings Inc.	1,929,824	168,049,074
Spire Inc.	1,504,601	111,897,176
UGI Corp.	6,047,251	233,484,361
		937,608,429
Health Care Equipment & Supplies — 3.3%
Enovis Corp.(a)(b)	1,356,990	74,634,450
Envista Holdings Corp.(a)(b)	4,679,493	180,347,660
Globus Medical Inc., Class A(a)(b)	2,289,067	128,508,221
Haemonetics Corp.(a)(b)	1,469,873	95,806,322
ICU Medical Inc.(a)(b)	579,431	95,252,662
Inari Medical Inc.(a)(b)	981,540	66,734,905
Integra LifeSciences Holdings Corp.(a)(b)	2,063,784	111,506,250
LivaNova PLC(a)(b)	1,542,669	96,370,533
Masimo Corp.(a)(b)	1,469,920	192,074,446
Neogen Corp.(a)(b)	3,106,816	74,843,198
NuVasive Inc.(a)(b)	1,502,257	73,850,954
Penumbra Inc.(a)(b)	1,022,391	127,308,127
QuidelOrtho Corp.(a)(b)	1,443,990	140,326,948
Shockwave Medical Inc.(a)(b)	1,031,753	197,240,221
STAAR Surgical Co.(a)(b)	1,380,151	97,894,111
Tandem Diabetes Care Inc.(a)(b)	1,846,407	109,288,830
		1,861,987,838
Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)(b)	2,604,988	176,175,338
Amedisys Inc.(a)(b)	940,271	98,841,288
Chemed Corp.(b)	430,838	202,231,049
Encompass Health Corp.	2,880,971	161,478,425
HealthEquity Inc.(a)(b)	2,435,360	149,506,750
LHC Group Inc.(a)	895,674	139,492,269
Option Care Health Inc.(a)(b)	4,002,070	111,217,525
Patterson Companies Inc.	2,508,049	75,993,885
Progyny Inc.(a)(b)	2,043,712	59,369,834
R1 RCM Inc.(a)(b)	3,875,615	81,232,890
Tenet Healthcare Corp.(a)(b)	3,109,613	163,441,259
		1,418,980,512
Hotels, Restaurants & Leisure — 2.6%
Boyd Gaming Corp.	2,309,141	114,879,765
Choice Hotels International Inc.	945,656	105,563,579
Churchill Downs Inc.(b)	986,778	188,997,590
Cracker Barrel Old Country Store Inc.	669,702	55,913,420
Marriott Vacations Worldwide Corp.(b)	1,195,957	138,970,203
Papa John’s International Inc.(b)	919,598	76,804,825
Scientific Games Corp., Class A(a)(b)	2,757,743	129,586,344
Six Flags Entertainment Corp.(a)(b)	2,247,298	48,766,367
Texas Roadhouse Inc.(b)	1,967,721	144,037,177
Travel + Leisure Co.	2,465,628	95,715,679
Wendy’s Co. (The)	4,947,466	93,408,158
Wingstop Inc.(b)	862,930	64,521,276
Wyndham Hotels & Resorts Inc.(b)	2,650,136	174,166,938
		1,431,331,321
Household Durables — 1.4%
Helen of Troy Ltd.(a)(b)	688,225	111,774,622
Security	Shares	Value

Household Durables (continued)
KB Home	2,504,143	$71,267,910
Leggett & Platt Inc.	3,839,513	132,770,360
Taylor Morrison Home Corp.(a)(b)	3,453,446	80,672,499
Tempur Sealy International Inc.(b)	5,066,674	108,274,823
Toll Brothers Inc.	3,182,759	141,951,051
TopBuild Corp.(a)(b)	944,474	157,878,274
		804,589,539
Household Products — 0.1%
Energizer Holdings Inc.	1,891,545	53,625,301

Insurance — 4.5%
Alleghany Corp.(a)(b)	387,693	322,987,038
American Financial Group Inc./OH	1,911,958	265,398,890
Brighthouse Financial Inc.(a)	2,161,813	88,677,569
CNO Financial Group Inc.	3,345,127	60,513,348
First American Financial Corp.	3,100,323	164,069,093
Hanover Insurance Group Inc. (The)(b)	1,027,369	150,252,716
Kemper Corp.	1,731,222	82,925,534
Kinsale Capital Group Inc.(b)	621,609	142,746,291
Mercury General Corp.	769,957	34,109,095
Old Republic International Corp.	8,250,915	184,490,459
Primerica Inc.(b)	1,110,764	132,947,343
Reinsurance Group of America Inc.	1,929,864	226,353,749
RenaissanceRe Holdings Ltd.(b)	1,275,598	199,465,259
RLI Corp.(b)	1,151,143	134,211,762
Selective Insurance Group Inc.(b)	1,735,290	150,866,113
Unum Group	5,804,771	197,478,310
		2,537,492,569
Interactive Media & Services — 0.3%
TripAdvisor Inc.(a)(b)	2,892,084	51,479,095
Ziff Davis Inc.(a)(b)	1,365,229	101,750,517
		153,229,612
IT Services — 2.1%
Bread Financial Holdings Inc.	1,428,490	52,939,839
Concentrix Corp.(b)	1,238,064	167,931,001
Euronet Worldwide Inc.(a)(b)	1,459,140	146,774,893
Genpact Ltd.(b)	4,905,393	207,792,447
Kyndryl Holdings Inc.(a)(b)	5,150,493	50,371,822
Maximus Inc.	1,766,563	110,427,853
Sabre Corp.(a)(b)	9,421,927	54,929,834
Western Union Co. (The)	11,143,142	183,527,549
WEX Inc.(a)(b)	1,298,376	201,975,371
		1,176,670,609
Leisure Products — 1.3%
Brunswick Corp./DE	2,186,016	142,921,726
Callaway Golf Co.(a)(b)	3,363,582	68,617,073
Mattel Inc.(a)(b)	10,150,949	226,670,691
Polaris Inc.(b)	1,614,372	160,274,852
YETI Holdings Inc.(a)(b)	2,487,078	107,615,865
		706,100,207
Life Sciences Tools & Services — 1.7%
Azenta Inc.	2,158,010	155,592,521
Bruker Corp.(b)	2,886,619	181,164,208
Medpace Holdings Inc.(a)(b)	776,943	116,285,059
Repligen Corp.(a)(b)	1,484,654	241,107,810
Sotera Health Co.(a)(b)	2,861,412	56,055,061
Syneos Health Inc., Class A(a)(b)	2,960,932	212,239,606
		962,444,265

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 4.2%
AGCO Corp.(b)	1,763,842	$174,091,205
Chart Industries Inc.(a)(b)	1,034,989	173,236,459
Crane Holdings Co.	1,375,280	120,419,517
Donaldson Co. Inc.	3,566,700	171,700,938
Esab Corp.(b)	1,317,080	57,622,250
Flowserve Corp.(b)	3,755,323	107,514,898
Graco Inc.	4,875,964	289,681,021
ITT Inc.	2,410,272	162,066,689
Kennametal Inc.	2,384,174	55,384,362
Lincoln Electric Holdings Inc.	1,672,504	206,320,093
Middleby Corp. (The)(a)(b)	1,569,999	196,815,075
Oshkosh Corp.(b)	1,899,242	156,003,738
Terex Corp.	1,986,245	54,363,526
Timken Co. (The)	1,947,262	103,302,249
Toro Co. (The)(b)	3,015,495	228,544,366
Watts Water Technologies Inc., Class A	789,123	96,935,869
		2,354,002,255
Marine — 0.2%
Kirby Corp.(a)(b)	1,740,657	105,901,572

Media — 0.9%
Cable One Inc.(b)	141,858	182,900,357
John Wiley & Sons Inc., Class A	1,252,203	59,805,215
New York Times Co. (The), Class A	4,793,717	133,744,704
TEGNA Inc.(b)	6,387,622	133,948,433
		510,398,709
Metals & Mining — 2.8%
Alcoa Corp.(b)	5,312,805	242,157,652
Cleveland-Cliffs Inc.(a)(b)	13,784,057	211,860,956
Commercial Metals Co.(b)	3,507,184	116,087,790
Reliance Steel & Aluminum Co.	1,784,892	303,181,755
Royal Gold Inc.(b)	1,894,774	202,323,968
Steel Dynamics Inc.	5,165,793	341,717,207
U.S. Steel Corp.(b)	7,500,176	134,328,152
Worthington Industries Inc.(b)	918,558	40,508,408
		1,592,165,888
Multi-Utilities — 0.4%
Black Hills Corp.	1,871,535	136,191,602
NorthWestern Corp.(b)	1,555,075	91,640,570
		227,832,172
Multiline Retail — 0.8%
Kohl’s Corp.(b)	3,711,535	132,464,684
Macy’s Inc.	8,222,379	150,633,984
Nordstrom Inc.(b)	3,208,048	67,786,054
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,679,400	98,664,750
		449,549,472
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.	9,391,401	84,992,179
CNX Resources Corp.(a)(b)	5,630,235	92,673,668
DTE Midstream LLC(a)	2,786,247	136,581,828
EQT Corp.(b)	8,517,837	293,013,593
Equitrans Midstream Corp.	11,761,013	74,800,043
HF Sinclair Corp.	4,304,971	194,412,490
Matador Resources Co.(b)	3,193,632	148,791,315
Murphy Oil Corp.(b)	4,215,987	127,280,648
PDC Energy Inc.	2,754,627	169,712,569
Range Resources Corp.(a)(b)	7,461,231	184,665,467
Targa Resources Corp.	6,572,060	392,154,820
		1,899,078,620
Security	Shares	Value

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.(b)	2,370,246	$124,224,593

Personal Products — 0.4%
BellRing Brands Inc.(a)(b)	3,148,936	78,377,017
Coty Inc., Class A(a)(b)	9,890,737	79,224,803
Nu Skin Enterprises Inc., Class A	1,450,922	62,824,923
		220,426,743
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(a)(b)	1,795,291	280,083,349
Perrigo Co. PLC	3,884,084	157,577,288
		437,660,637
Professional Services — 1.9%
ASGN Inc.(a)(b)	1,475,036	133,121,999
CACI International Inc., Class A(a)(b)	675,856	190,442,704
FTI Consulting Inc.(a)(b)	991,727	179,353,828
Insperity Inc.	1,028,643	102,689,431
KBR Inc.(b)	4,024,129	194,727,602
ManpowerGroup Inc.	1,522,364	116,323,833
Science Applications International Corp.	1,611,265	150,008,771
		1,066,668,168
Real Estate Management & Development — 0.4%
Jones Lang LaSalle Inc.(a)(b)	1,407,174	246,058,446

Road & Rail — 1.7%
Avis Budget Group Inc.(a)(b)	989,417	145,523,452
Knight-Swift Transportation Holdings Inc.(b)	4,709,240	217,990,720
Landstar System Inc.(b)	1,067,814	155,281,512
Ryder System Inc.	1,476,034	104,886,976
Saia Inc.(a)(b)	762,310	143,314,280
Werner Enterprises Inc.	1,708,941	65,862,586
XPO Logistics Inc.(a)(b)	2,855,352	137,513,752
		970,373,278
Semiconductors & Semiconductor Equipment — 3.3%
Amkor Technology Inc.(b)	2,875,571	48,740,928
Cirrus Logic Inc.(a)(b)	1,650,477	119,725,602
CMC Materials Inc.	822,969	143,599,861
First Solar Inc.(a)(b)	2,853,200	194,388,516
Lattice Semiconductor Corp.(a)(b)	3,972,380	192,660,430
MKS Instruments Inc.(b)	1,606,695	164,895,108
Power Integrations Inc.(b)	1,683,112	126,250,231
Semtech Corp.(a)(b)	1,832,041	100,707,294
Silicon Laboratories Inc.(a)(b)	1,055,897	148,057,877
SiTime Corp.(a)(b)	449,509	73,283,452
SunPower Corp.(a)(b)	2,392,488	37,825,235
Synaptics Inc.(a)(b)	1,143,317	134,968,572
Universal Display Corp.(b)	1,253,878	126,817,221
Wolfspeed Inc.(a)(b)	3,560,764	225,930,476
		1,837,850,803
Software — 3.3%
ACI Worldwide Inc.(a)(b)	3,313,401	85,783,952
Aspen Technology Inc.(a)	808,203	148,450,727
Blackbaud Inc.(a)(b)	1,314,357	76,324,711
CDK Global Inc.(b)	3,367,352	184,429,869
CommVault Systems Inc.(a)(b)	1,282,001	80,637,863
Envestnet Inc.(a)(b)	1,104,680	58,293,964
Fair Isaac Corp.(a)(b)	747,165	299,538,448
Manhattan Associates Inc.(a)(b)	1,817,026	208,231,179
NCR Corp.(a)(b)	3,943,364	122,678,054
Paylocity Holding Corp.(a)(b)	1,145,721	199,836,657
Qualys Inc.(a)(b)	964,064	121,607,033

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
SailPoint Technologies Holdings Inc.(a)(b)	2,721,484	$170,582,617
Teradata Corp.(a)(b)	3,022,163	111,850,253
		1,868,245,327
Specialty Retail — 2.8%
American Eagle Outfitters Inc.	4,452,297	49,776,680
AutoNation Inc.(a)(b)	1,026,841	114,759,750
Dick’s Sporting Goods Inc.(b)	1,675,562	126,287,108
Five Below Inc.(a)(b)	1,602,423	181,762,841
Foot Locker Inc.	2,413,040	60,929,260
GameStop Corp., Class A(a)(b)	1,784,955	218,299,997
Gap Inc. (The)	6,059,520	49,930,445
Lithia Motors Inc.(b)	835,171	229,513,343
Murphy USA Inc.(b)	640,310	149,108,990
RH(a)(b)	507,609	107,745,086
Victoria’s Secret & Co.(a)(b)	1,960,361	54,831,297
Williams-Sonoma Inc.	2,021,437	224,278,435
		1,567,223,232
Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	3,441,995	51,113,626

Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd.(a)(b)	4,261,137	174,749,228
Carter’s Inc.	1,163,014	81,969,227
Columbia Sportswear Co.(b)	961,794	68,845,214
Crocs Inc.(a)(b)	1,777,572	86,514,429
Deckers Outdoor Corp.(a)(b)	786,356	200,796,005
Hanesbrands Inc.	10,060,241	103,519,880
Skechers U.S.A. Inc., Class A(a)(b)	3,885,711	138,253,597
Under Armour Inc., Class A(a)	5,453,906	45,431,037
Under Armour Inc., Class C, NVS(a)(b)	5,860,103	44,419,581
		944,498,198
Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd.	3,105,946	120,821,299
MGIC Investment Corp.	8,936,693	112,602,332
New York Community Bancorp. Inc.	13,418,567	122,511,517
		355,935,148
Security	Shares	Value

Trading Companies & Distributors — 1.0%
GATX Corp.(b)	1,023,330	$96,356,753
MSC Industrial Direct Co. Inc., Class A	1,362,153	102,311,312
Univar Solutions Inc.(a)(b)	4,885,078	121,491,890
Watsco Inc.	957,359	228,636,476
		548,796,431
Water Utilities — 0.5%
Essential Utilities Inc.	6,633,837	304,161,426

Total Long-Term Investments — 99.6%
(Cost: $53,989,092,315)		55,765,101,975

Short-Term Securities

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	2,869,469,168	2,869,182,221
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	144,100,000	144,100,000

Total Short-Term Securities — 5.4%
(Cost: $3,012,981,697)		3,013,282,221

Total Investments in Securities — 105.0%
(Cost: $57,002,074,012)		58,778,384,196

Liabilities in Excess of Other Assets — (5.0)%		(2,799,262,868)

Net Assets — 100.0%		$55,979,121,328

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,422,524,094	$446,512,395	(a)	$—		$(66,914)	$212,646	$2,869,182,221	2,869,469,168	$7,229,965	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	169,480,000	—		(25,380,000	)(a)	—	—	144,100,000	144,100,000	298,217		—
						$(66,914)	$212,646	$3,013,282,221		$7,528,182		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	689	09/16/22	$156,265	$(9,686,356)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$4,275,605	$(592,763	)(c)	$4,207,900	0.0	%(d)
	Monthly	HSBC Bank PLC(e)	02/10/23	27,010,973	(5,473,174	)(f)	22,986,403	0.0	(d)
	Monthly	JPMorgan Chase Bank NA(g)	02/08/23	20,259,893	(2,260,455	)(h)	17,611,101	0.0	(d)
					$(8,326,392)		$44,805,404

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(525,058) of net dividends and financing fees.

(d)	Rounds to less than 0.1%.

(f)	Amount includes $(1,448,604) of net dividends, payable for referenced securities purchased and financing fees.
(h)	Amount includes $388,337 of net dividends, payable for referenced securities purchased and financing fees. The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)	(g)
Range:	20 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
June 30, 2022

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Cadence Bank	73,299	$1,721,061	40.9%

Software
Envestnet Inc.(a)	47,126	2,486,839	59.1

Total Reference Entity — Long		4,207,900

Net Value of Reference Entity — Goldman Sachs Bank USA		$4,207,900

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Cadence Bank	194,458	$4,565,874	19.9%

	Shares	Value	% of Basket Value

Software
Envestnet Inc.(a)	349,072	$18,420,529	80.1

Total Reference Entity — Long		22,986,403

Net Value of Reference Entity — HSBC Bank PLC		$22,986,403

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Cadence Bank	544,345	$12,781,221	72.6%

Software
Envestnet Inc.(a)	91,527	4,829,880	27.4

Total Reference Entity—Long		17,611,101

Net Value of Reference Entity — JPMorgan Chase Bank NA		$17,611,101

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$55,765,101,975	$—	$—	$55,765,101,975
Money Market Funds	3,013,282,221	—	—	3,013,282,221
	$58,778,384,196	$—	$—	$58,778,384,196
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(9,686,356)	$—	$—	$(9,686,356)
Swaps	—	(8,326,392)	—	(8,326,392)
	$(9,686,356)	$(8,326,392)	$—	$(18,012,748)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust